Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000166442 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166442 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166442 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166442 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166442 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166442 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166442 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166442 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166442 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166442 | Lowe's
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000166442 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000166442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000166442 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166442 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166442 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166442 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166442 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166443 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166443 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166443 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166443 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166443 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166443 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166443 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166443 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166443 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166443 | Lowe's
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000166443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000166443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000166443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166443 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166444 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166444 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166444 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166444 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166444 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166444 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166444 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166444 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166444 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166444 | Lowe's
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000166444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000166444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000166444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166444 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%